INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Inventories
SCHEDULE OF INVENTORIES

	2023	2022
	USD	USD

Raw materials	549,541	4,427,134
Work in progress	372,190	1,742,927
Finished goods	7,307,695	6,566,406
Spare parts for production	309,387	391,263
Total	8,538,813	13,127,730

Note: Write-down of inventories to net realizable value amounted to USD1,933,391 (2022: Nil). These were recognized as an expense during the year ended December 31, 2023 and included in “cost of revenue” in the consolidated statement of profit or loss.